Schedule of non-cancellable lease contracts (Details)	Jun. 30, 2025
Office premises, Vision Exchange #07-08 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease term	1 year
Office premises, Vision Exchange #07-06/07 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease term	1 year
Office premises, Vision Exchange #07-04 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease term	1 year
Office premises, Icon 4 Tower #243A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease term	1 year
City Gate, Clinic #01-12 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease term	1 year
City Gate, Clinic #02-52 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease term	1 year